CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ILS (₪) ₪ in Thousands	Share capital [Member]	Additional paid in capital [Member]	Measurement of the net liability in respect of defined benefit [Member]	Capital fund [Member]	Retained earnings [Member]	Treasury Shares	Total
Balance at Dec. 31, 2018	₪ 1,425	₪ 128,354	₪ (623)	₪ 247	₪ 311,476		₪ 440,879
Statement Line Items [Line Items]
Profit for the year					51,511		51,511
Measurement of the net liability in respect of defined benefit			(406)				(406)
Total comprehensive Income for the year			(406)		51,511		51,105
Purchase of treasury shares						(628)	(628)
Balance at Dec. 31, 2019	1,425	128,354	(1,029)	247	362,987	(628)	491,356
Statement Line Items [Line Items]
Profit for the year					52,209		52,209
Measurement of the net liability in respect of defined benefit			(293)				(293)
Total comprehensive Income for the year			(293)		52,209		51,916
Issue of shares	65	42,406					42,471
Balance at Dec. 31, 2020	1,490	170,760	(1,322)	247	415,196	(628)	585,743
Statement Line Items [Line Items]
Profit for the year					45,101		45,101
Measurement of the net liability in respect of defined benefit			363				363
Total comprehensive Income for the year			363		45,101		45,464
Dividend distribution					(59,975)		(59,975)
Balance at Dec. 31, 2021	₪ 1,490	₪ 170,760	₪ (959)	₪ 247	₪ 400,322	₪ (628)	₪ 571,232